Borrowings	12 Months Ended
Mar. 31, 2018
Borrowings
Borrowings

 20. Borrowings

The Group’s sources of borrowing for funding and liquidity purposes come from a range of committed bank facilities and through short-term and long-term issuances in the capital markets including bond and commercial paper issues and bank loans. We manage the basis on which we incur interest on debt between fixed interest rates and floating interest rates depending on market conditions using interest rate derivatives. The Group enters into foreign exchange contracts to mitigate the impact of exchange rate movements on certain monetary items.

Accounting policies

Capital market and bank borrowings

Interest-bearing loans and overdrafts are initially measured at fair value (which is equal to cost at inception), and are subsequently measured at amortised cost, using the effective interest rate method. Where they are identified as a hedged item in a designated fair value hedge relationship, fair value adjustments are recognised in accordance with policy (see note 22). Any difference between the proceeds net of transaction costs and the amount due on settlement or redemption of borrowings is recognised over the term of the borrowing. Where bonds issued with certain conversion rights are identified as compound instruments they are initially measured at fair value with the nominal amounts recognised as a component in equity and the fair value of future coupons included in borrowings. These are subsequently measured at amortised cost using the effective interest rate method.

Carrying value and fair value information

The carrying value and fair value of the Group’s borrowings are as follows:

		Carrying value		Fair value
	2018	2017	2018	2017
	€m	€m	€m	€m
Financial liabilities measured at amortised cost
Bank loans	1,159	867	1,180	898
Commercial paper	2,712	3,648	2,715	3,650
Bonds[1]	3,062	660	3,057	667
Other liabilities[2,3]	3,003	4,632	3,003	4,632
Bonds in designated hedge relationships	415	2,244	409	2,241
Short-term borrowings	10,351	12,051	10,364	12,088
Financial liabilities measured at amortised cost:	—		—
Bank loans	2,157	2,741	2,176	2,769
Bonds[1]	18,804	19,345	18,714	19,286
Other liabilities	278	305	278	305
Bonds in designated hedge relationships	11,669	12,132	11,010	11,349
Long-term borrowings	32,908	34,523	32,178	33,709

Notes:

1	Bonds mature between 2018 and 2056 (2017: 2017 and 2056) and have interest rates of 0.0% to 8.125% (2017: 0.0% to 8.125%).
2	Includes a €1.8 billion (2017: €1.8 billion) liability for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement.
3	Amount includes €1,070 million (2017: €2,654 million) in relation to collateral support agreements.

Fair values of bonds and financial liabilities measured at amortised cost are based on Level 1 and 2 of the fair value hierarchy respectively, using quoted market prices or discounted cash flows with a discount rate based upon forward interest rates available to the Group at the reporting date.

The Group’s gross and net debt includes certain bonds which have been designated in hedge relationships, which are carried at €1.7 billion higher than their euro equivalent redemption value. In addition, where bonds are issued in currencies other than euros, the Group has entered into foreign currency swaps to fix the euro cash outflows on redemption. The impact of these swaps are not reflected in gross debt and would increase the euro equivalent redemption value of the bonds by €0.6 billion.

		Cash flows		Non-cash changes
		Net proceeds/(repayment)	Interest	Net movements	Net Financing
	2017	of borrowings	paid	in short-term borrowings	costs[2]	Reclassification	2018
	€m	€m	€m	€m	€m	€m	€m
Assets and liabilities from financing activities[1]	44,369	(224)	(991)	(534)	486	(93)	43,013

Notes:

1

This balance comprises gross borrowings of €43,259 million (2017: € 46,574 million) and net derivative financial assets of €246 million (€2,205 million). Net debt disclosed in note 21 additionally includes cash and certain short term investments.

2

This amount includes interest, fair value and foreign exchange items which impact the income statement. Financing costs of €1,074 million as disclosed in note 5 primarily additionally include foreign exchange and other movements on items classified as net debt but not borrowings .

Maturity of borrowings and other financial liabilities

The maturity profile of the anticipated future cash flows including interest in relation to the Group’s non-derivative financial liabilities on an undiscounted basis which, therefore, differs from both the carrying value and fair value, is as follows:

					Bonds in
	Bank	Commercial		Other	designated hedge
	loans	paper	Bonds	liabilities	relationships	Total
	€m	€m	€m	€m	€m	€m
Within one year	1,251	2,715	3,498	3,002	850	11,316
In one to two years	748	—	393	34	1,423	2,598
In two to three years	507	—	2,893	25	1,518	4,943
In three to four years	569	—	3,869	22	359	4,819
In four to five years	—	—	791	26	2,901	3,718
In more than five years	350	—	14,702	172	9,933	25,157
	3,425	2,715	26,146	3,281	16,984	52,551
Effect of discount/financing rates	(109)	(3)	(4,280)	—	(4,900)	(9,292)
31 March 2018	3,316	2,712	21,866	3,281	12,084	43,259
Within one year	909	3,660	1,810	4,606	3,142	14,127
In one to two years	1,168	—	2,650	21	1,527	5,366
In two to three years	721	—	2,080	56	366	3,223
In three to four years	569	—	2,369	22	1,522	4,482
In four to five years	—	—	3,010	24	1,253	4,287
In more than five years	350	—	12,029	203	11,548	24,130
	3,717	3,660	23,948	4,932	19,358	55,615
Effect of discount/financing rates	(109)	(12)	(3,943)	5	(4,982)	(9,041)
31 March 2017	3,608	3,648	20,005	4,937	14,376	46,574

The maturity profile of the Group’s financial derivatives (which include interest rate swaps, cross-currency interest rate swaps and foreign exchange swaps) using undiscounted cash flows, is as follows:

		2018		2017
	Payable	Receivable	Payable	Receivable
	€m	€m	€m	€m
Within one year	18,055	18,363	16,541	16,462
In one to two years	3,925	3,875	4,788	5,201
In two to three years	4,904	4,911	3,000	3,141
In three to four years	2,223	2,324	1,913	2,038
In four to five years	3,834	3,687	1,567	1,706
In more than five years	20,702	23,021	18,743	22,491
	53,643	56,181	46,552	51,039

Payables and receivables are stated separately in the table above as settlement is on a gross basis. The net effect of discount/financing rates is €2,292 million (2017: €2,282 million), leaving a €246 million (2017: €2,205 million) net receivable in relation to financial derivatives. This is split €2,383 million (2017: €2,077 million) within trade and other payables and €2,629 million (2017: €4,282 million) within trade and other receivables.

Gains and losses recognised in the hedging reserve in equity on cross-currency interest rate swaps as at 31 March 2018 will be continuously released to the income statement within financing costs until the repayment of certain bonds classified as loans designated in hedge relationships in the table of maturities of non-derivative financial liabilities above.

The currency split of the Group’s foreign exchange derivatives (which includes cross-currency interest rate swaps and foreign exchange swaps) is as follows:

		2018		2017
	Payable	Receivable	Payable	Receivable
	€m	€m	€m	€m
Sterling	4,459	7,280	1,176	6,576
Euro	27,655	9,609	23,167	5,556
US dollar	6,862	20,615	4,246	19,482
Other	5,568	7,972	5,420	4,813
	44,544	45,476	34,009	36,427

Payables and receivables are stated separately in the table above as settlement is on a gross basis. The net effect of discount/financing rates is €1,972 million (2017: €2,008 million), leaving a €1,040 million (2017: €410 million) net payable in relation to financial derivatives.

This is split €1,868 million (2017: €1,400 million) within trade and other payables and €828 million (2017: €1,810 million) within trade and other receivables. The present value of minimum lease payments under finance lease arrangements under which the Group has leased certain of its equipment is included within other liabilities and is analysed as follows:

	2018	2017
	€m	€m
Within one year	46	68
In two to five years	94	78
In more than five years	172	160
	312	306

Interest rate and currency of borrowings is as follows:

	Total	Floating rate	Fixed rate	Other
	borrowings	borrowings	borrowings[1]	borrowings[2]
Currency	€m	€m	€m	€m
Sterling	3,339	—	3,339	—
Euro	36,411	5,766	28,779	1,866
US dollar	2,930	2,899	31	—
Other	579	13	566	—
31 March 2018	43,259	8,678	32,715	1,866
Sterling	4,552	5	4,547	—
Euro	37,420	7,517	28,009	1,894
US dollar	4,449	4,172	277	—
Other	153	13	140	—
31 March 2017	46,574	11,707	32,973	1,894

Notes:

1

The weighted average interest rate for the Group’s sterling denominated fixed rate borrowings is 2.5% (2017: 2.5%). The weighted average time for which these rates are fixed is 20.8 years (2017: 16.6 years). The weighted average interest rate for the Group’s euro denominated fixed rate borrowings is 2.1% (2017: 2.1%). The weighted average time for which the rates are fixed is 8.0 years (2017: 8.4 years). The weighted average interest rate for the Group’s US dollar denominated fixed rate borrowings is 0.0% (2017: 0.2%). The weighted average time for which the rates are fixed is 0.0 years (2017: 0.1 years). The weighted average interest rate for the Group’s other currency fixed rate borrowings is 12.3% (2017: 8.5%). The weighted average time for which the rates are fixed is 4.4 years (2017: 12.0 years).

2

At 31 March 2018 other borrowings of €1.9 billion (2017: €1.9 billion) include a €1.8 billion (2017: €1.8 billion) liability for payments due to holders of the equity shares in Kabel Deutschland AG under the terms of a domination and profit and loss transfer agreement.

The figures shown in the tables above take into account cross-currency and interest rate swaps used to manage the currency and interest rate profile of financial liabilities. Interest on floating rate borrowings is generally based on national LIBOR equivalents or government bond rates in the relevant currencies.